Consolidated Cash Flow Statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Profit after tax		£ 1,121	£ 1,254	£ 1,317
Non-cash items included in profit:
- Depreciation and amortisation		378	354	322
- Provisions for other liabilities and charges		260	393	397
- Impairment losses		189	257	132
- Corporation tax charge		446	560	597
- Other non-cash items		(68)	(218)	(599)
- Pension charge for defined benefit pension schemes		81	32	26
Adjustments to reconcile profit (loss)		1,286	1,378	875
Net change in operating assets and liabilities:
- Cash and balances at central banks		(161)	(25)	(30)
- Trading assets		24,528	(941)	(2,049)
- Derivative assets		14,621	5,529	(4,560)
- Other financial assets at fair value through profit or loss		(3,467)	25	257
- Loans and advances to banks and customers		(8,221)	(1,829)	(2,262)
- Other assets		203	(246)	(121)
- Deposits by banks and customers		1,845	8,805	11,201
- Derivative liabilities		(16,018)	(5,490)	1,595
- Trading liabilities		(31,101)	15,017	2,837
- Other financial liabilities at fair value through profit or loss		4,480	717	336
- Debt securities in issue		(2,760)	132	399
- Other liabilities		(824)	(1,388)	1,604
Net change in operating assets and liabilities		(16,875)	20,306	9,207
Corporation tax paid		(445)	(484)	(507)
Effects of exchange rate differences		1,731	(574)	3,885
Net cash flows from operating activities		(13,182)	21,880	14,777
Cash flows from investing activities
Investments in other entities		(66)
Proceeds from disposal of subsidiaries	[1]			149
Purchase of property, plant and equipment and intangible assets		(699)	(542)	(374)
Proceeds from sale of property, plant and equipment and intangible assets		26	52	65
Purchase of financial investments		(7,002)	(726)	(9,539)
Proceeds from sale and redemption of financial investments		3,816	2,032	2,359
Net cash flows from investing activities		(3,925)	816	(7,340)
Cash flows from financing activities
Issue of AT1 Capital Securities			500
Issuance costs of AT1 Capital Securities			(4)
Issue of debt securities and subordinated notes		13,329	8,748	8,788
Issuance costs of debt securities and subordinated notes		(31)	(23)	(28)
Repayment of debt securities		(6,303)	(13,763)	(11,352)
Repurchase of non-controlling interests				(7)
Dividends paid on ordinary shares		(1,123)	(829)	(419)
Dividends paid on other equity instruments		(145)	(135)	(111)
Dividends paid on non-controlling interests		(40)	(37)	(30)
Net cash flows from financing activities		5,687	(5,543)	(3,159)
Change in cash and cash equivalents		(11,420)	17,153	4,278
Cash and cash equivalents at beginning of the year		42,228	25,709	20,354
Effects of exchange rate changes on cash and cash equivalents		161	(634)	1,077
Cash and cash equivalents at the end of the year		30,969	42,228	25,709
Cash and cash equivalents consist of:
Cash and balances at central banks		24,180	32,771	17,107
Less: regulatory minimum cash balances		(636)	(395)	(370)
Cash and bank balances at central banks less regulatory minimum cash balances		23,544	32,376	16,737
Net trading other cash equivalents			5,953	6,537
Net non-trading other cash equivalents		7,425	3,899	2,435
Cash and cash equivalents at the end of the year		30,969	42,228	25,709
Santander UK Group Holdings plc [member]
Cash flows from operating activities
Profit after tax		1,253	659
Non-cash items included in profit:
Adjustments to reconcile profit (loss)		(48)	50
Net change in operating assets and liabilities:
Net change in operating assets and liabilities		(2,604)	(1,412)
Corporation tax paid		(28)
Effects of exchange rate differences		419	(429)
Net cash flows from operating activities		(1,008)	(1,132)
Cash flows from investing activities
Investments in other entities		(377)	(495)
Net cash flows from investing activities		(377)	(495)
Cash flows from financing activities
Issue of AT1 Capital Securities			500
Issuance costs of AT1 Capital Securities			(4)
Issue of debt securities and subordinated notes		2,679	2,103
Issuance costs of debt securities and subordinated notes			(9)
Repayment of debt securities		(21)
Dividends paid on ordinary shares		(1,123)	(829)
Dividends paid on other equity instruments		(145)	(135)
Net cash flows from financing activities		1,390	1,626
Change in cash and cash equivalents		5	(1)
Cash and cash equivalents at beginning of the year		3	4
Cash and cash equivalents at the end of the year		8	3	4
Cash and cash equivalents consist of:
Cash and cash equivalents at the end of the year		£ 8	£ 3	£ 4

[1]	In 2016, the Santander UK group sold a number of subsidiaries for a cash consideration of £149m. The carrying value of the net assets disposed of was £149m.